Debt - Summary of unamortized issuance costs (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
6.500% Bonds due 2022
Debt Instrument [Line Items]
Unamortized issuance costs		$ 199	$ 515
Interest rate		6.50%	6.50%
6.125% Bonds due 2024
Debt Instrument [Line Items]
Unamortized issuance costs	$ 397	$ 678	$ 929
Interest rate	6.125%	6.125%	6.125%
6.125% Bonds due 2025
Debt Instrument [Line Items]
Unamortized issuance costs	$ 920	$ 1,272	$ 1,623
Interest rate	6.125%	6.125%	6.125%
5.000% Bonds due 2026
Debt Instrument [Line Items]
Unamortized issuance costs	$ 1,216	$ 1,695	$ 2,063
Interest rate	5.00%	5.00%	5.00%
6.250% Senior Notes due 2028
Debt Instrument [Line Items]
Unamortized issuance costs	$ 6,570	$ 7,812
Interest rate	6.25%	6.25%
6.875% Senior Notes due 2030
Debt Instrument [Line Items]
Unamortized issuance costs	$ 7,212
Interest rate	6.875%